Business Combination - Schedule of Common Stock Issued Following the Consummation of Business Combination (Parenthentical) (Details) - shares	Aug. 27, 2021	Jan. 07, 2021
Cipher
Business Acquisition [Line Items]
Shares converted at exchange ratio	500	500